TRADE RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current trade receivables
Total current trade receivables	$ 16,965	$ 26,790
Non-current trade receivables
Ordinary receivables	53	58
Contractual asset IFRS 15	30	36
Non-current trade receivables	83	94
Total trade receivables, net	17,048	26,884
Gross carrying value
Current trade receivables
Ordinary receivables	21,460	30,635
Contractual asset IFRS 15	121	95
Companies under section 33 - Law No. 19,550 and related parties	136	142
Accumulated impairment
Current trade receivables
Allowance for doubtful accounts	$ (4,752)	$ (4,082)